Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details 1) (USD $)
In Millions, unless otherwise specified
	Nov. 30, 2014	Nov. 30, 2013
Net investment hedges
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency	$ 403	$ 578
Interest Rate Swap [Member] | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	750	909
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR-based floating rate debt, for U.S. dollar interest rate swaps designated as fair value hedges	$ 500